Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Capital management (Details)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Positive impact on CET1	0.0017